Investee Companies and other investments (Schedule of Composition of Asset from Concession Project) (Details) € in Thousands	12 Months Ended
Dec. 31, 2020 EUR (€)
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 1,418
Balance as at Ending
Asset from concession project [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	28,585
Total income recognized in profit or loss	1,422
Proceeds from asset from concession project	(3,018)
Foreign Currency translation adjustments	(462)
Balance as at Ending	26,527
Less current maturities	1,491
Long-term Asset from concession project	€ 25,036